UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Global Total Return Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited)

Principal Amount (000)#		Description	US$ Value
LONG-TERM INVESTMENTS 93.4%
Canada 4.7%
		Canadian Government Bonds,
CAD	4,545	3.00%, 6/1/06	$3,586,655
	1,785	4.25%, 9/1/09	1,424,262
	4,135	5.00%, 6/1/14	3,365,375
	755	5.75%, 6/1/29	650,867

			9,027,159
Eurobonds 44.5%
EUR	6,405	Austrian Government Bonds,
		5.50%, 1/15/10	8,754,321
	910	Bank of America Corp.,
		3.625%, 3/3/08	1,143,747
	985	Citigroup, Inc.,
		4.625%, 11/14/07	1,275,141
		French Government Bonds,
	2,810	8.50%, 4/25/23	5,262,950
	2,315	5.75%, 10/25/32	3,364,818
		German Government Bonds,
	7,280	2.00%, 3/10/06	8,987,509
	24,505	2.75%, 6/23/06	30,583,246
	1,655	4.00%, 2/16/07	2,114,653
	1,445	4.25%, 7/4/14	1,831,126
	2,075	4.75%, 7/4/34	2,622,879
	500	HSBC Capital Funding LP,
		8.03%, 12/29/49	771,841
	390	ING Verzekeringen NV,
		6.375%, 5/7/27	551,734
		Italian Government Bonds,
	3,465	5.50%, 11/1/10	4,751,958
	1,715	6.00%, 5/1/31	2,519,825
	1,445	Netherland Government Bonds,
		5.00%, 7/15/11	1,936,291
		Spanish Government Bonds,
	4,785	5.35%, 10/31/11	6,554,008
	1,730	5.75%, 7/30/32	2,512,858

			85,538,905
Japan 14.0%
		Japanese Government Bonds,
JPY	580,450	0.60%, 3/20/09	5,280,913
	80,850	1.80%, 3/22/10	776,817
	911,650	1.60%, 3/21/11	8,635,426
	640,900	1.10%, 9/20/12	5,781,096
	142,450	1.30%, 3/20/14	1,281,682
	586,500	1.90%, 12/20/23	5,210,327

			26,966,261
Sweden 1.0%
SEK	13,230	Swedish Government Bonds,
		5.00%, 1/28/09	1,912,846
United Kingdom 8.3%
GBP	780	Deutsche Telecom International Finance BV,
		7.625%, 6/15/05	1,433,131

Dryden Global Total Return Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)#		Description	US$ Value
	410	International Nederland Bank NV,
		7.00%, 10/5/10	797,863
		United Kingdom Treasury Bonds,
	5,685	4.00%, 3/7/09	9,980,599
	1,985	5.00%, 9/7/14	3,639,009

			15,850,602
United States 20.9%
Corporate Bonds 2.9%
USD	170	Alcan, Inc.,
		5.20%, 1/15/14	$174,518
	150	AOL Time Warner, Inc.,
		7.70%, 5/1/32	174,420
	450	Chohung Bank, FRN,
		6.78375%, 1/7/05	454,500
	300	CVS Corp.,
		4.00%, 9/15/09	300,127
	140	Devon Financing Corp.,
		7.875%, 9/30/31	171,823
	300	Enterprise Products Operations,
		5.60%, 10/15/14	302,281
	765	Fideicomiso Petacalco,
		10.16%, 12/23/09	866,752
	240	First Data Corp.,
		4.85%, 10/1/14	241,114
	150	Goldman Sachs Group, Inc.,
		5.00%, 10/1/14	148,373
	525	J.C. Penney Co., Inc.,
		7.375%, 8/15/08	580,125
	430	Kazkommerts Int’l. Bv,
		7.875%, 4/7/14	413,875
	220	Korea Exchange Bank,
		13.75%, 6/30/10	236,786
	300	Lubrizol Corp.,
		5.50%, 10/1/14	297,949
	150	Pacific Gas & Electric Co.,
		6.05%, 3/1/34	152,670
	200	SBC Communications, Inc.,
		6.45%, 6/15/34	204,773
	140	Sprint Capital Corp.,
		8.75%, 3/15/32	177,687
	30	Telefonica Europe BV,
		7.75%, 9/15/10	35,351
	400	United Overseas Bank, Ltd.,
		5.375%, 9/3/19	403,086
	150	Verizon New York, Inc.,
		7.375%, 4/1/32	166,897

			5,503,107
Sovereign Bonds 0.8%
	1,045	Federal Republic of Brazil,
		9.25%, 10/22/10	1,120,762
		Federal Republic of Russia,
	210	10.00%, 6/26/07	236,775
	275	5.00%, 3/31/30	264,688

Dryden Global Total Return Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)#		Description	US$ Value
			1,622,225
United States Government Obligations 17.2%
USD	4,475	United States Treasury Bonds,
		5.375%, 2/15/31	$4,793,844
		United States Treasury Notes,
	5,281	3.125%, 10/15/08 (a)	5,273,163
	9,780	2.625%, 3/15/09	9,520,224
	13,545	4.00%, 2/15/14	13,440,243
	60	4.75%, 5/15/14	62,981

			33,090,455

			40,215,787

		Total long-term investments (cost US$171,391,080)	179,511,560

Shares
SHORT-TERM INVESTMENT 0.5%
Mutual Fund 0.5%
	891,049	Dryden Core Investment Fund - Taxable Money Market Series (cost $891,049)	891,049

		Total Investments 93.9% (cost $172,282,129 (c))	180,402,609
		Other assets in excess of liabilities (b) (i) 6.1%	11,750,884

		Net Assets 100%	$192,153,493

Portfolio securities are classified according to the security’s currency denomination.

# Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Pledged as initial margin on financial futures contracts.

CAD—Canadian dollar.

EUR—Euro.

FRN—Floating Rate Note.

GBP—Pound Sterling.

JPY—Japanese Yen.

PLZ—Polish Zloty.

RUB—Russian Rubles

(b)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation/ (Depreciation)
	Long Positions:
47	Germany Fed Rep 5 Yr. Bonds	Dec 04	$6,495,357	$6,508,117	$12,760
30	U.S. Treasury Bonds	Dec 04	3,319,862	3,366,563	46,701
22	Germany Fed Rep 2 Yr. Bonds	Dec 04	2,895,153	2,894,021	(1,132)
20	Germany Fed Rep 10 Yr. Bonds	Dec 04	2,857,877	2,872,747	14,870
5	Japan Government Bond	Dec 04	6,170,358	6,259,130	88,772
					161,971
	Short Positions:
201	U.S. Treasury 10 Yr. Notes	Dec 04	22,439,252	22,637,625	(198,373)
29	U.S. Treasury 2 Yr. Notes	Dec 04	6,127,954	6,125,797	2,157
10	U.S. Treasury 5 Yr. Notes	Dec 04	1,101,377	1,107,500	(6,123)
					(202,339)
					$(40,368)

(c)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$172,110,967	$180,926,622	$172,634,980	$8,291,642

The difference between book basis and tax basis was attributable to deferred losses on wash sales and amortization of premiums.

(i) Outstanding forward foreign currency contract as of September 30, 2004 was as follows:

Forward Foreign Currency Contracts	Value at Settlement Date	Value at September 30, 2004	Unrealized Depreciation
Purchased:
Australian Dollar,
expiring 10/08/04	$594,771	$616,730	$21,959
Canadian Dollar,
expiring 10/28/04	971,272	975,719	4,447
Swiss Franc,
expiring 10/28/04	1,212,736	1,219,559	6,823
Danish Krone
expiring 10/28/04	2,277,445	2,294,340	16,895
Euros,
expiring 10/27/04	9,695,400	9,794,167	97,766
Pound Sterling,
expiring 10/27/04	734,303	737,933	3,630
Japanese Yen,
expiring 10/27/04	39,678,580	39,728,540	49,960
Norwegian Krone,
expiring 10/05/04	571,417	589,958	18,541
New Zealand Dollar,
expiring 10/04/04	7,014,647	7,200,986	186,339
Polish Zloty,
expiring 10/05/04	784,648	830,420	45,772

			452,133

Sold:
Canadian Dollar,
expiring 10/28/04	$6,077,055	$6,124,692	$(47,637)
Euros,
expiring 10/27/04	19,747,339	19,949,533	(202,194)
Pound Sterling,
expiring 10/27/04	6,955,007	6,971,499	(16,492)
Japanese Yen,
expiring 10/27/04	10,077,200	10,169,238	(92,038)
New Zealand Dollar,
expiring 10/04/04	6,815,203	7,193,122	(377,919)
Swedish Krona,
expiring 10/05/04	268,248	297,726	(11,478)

			(747,758)

			$(295,625)

Notes to Schedule of Investments

Securities Valuation: Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.